Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		57 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes		$ 3,875	$ 3,600
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes				$ 14,200
Convertible Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Number of warrants issued				3,726,000
Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from loans	$ 704
Loan interest rate	8.00%	8.00%		8.00%
Loan term	1 year
Related Party [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes				$ 12,300
Related Party [Member] | Convertible Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Number of warrants issued				2,976,000